Provisions for tax, labor and civil risks (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 66,725	R$ 208
Differences in the tax classification and rates of SMS A2P services
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	21,867	0
Debit of municipal tax (ISSQN)
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	6,736	0
Fine imposed by the Brazilian federal tax authority
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	37,396	0
Labor
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	68	112
Civil
Provisions for tax, labor and civil risks
Estimated financial effect of contingent liabilities	R$ 633	R$ 63